TRADE AND OTHER ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER ACCOUNTS PAYABLES	TRADE AND OTHER ACCOUNTS PAYABLES
The composition of Trade and other accounts payables is as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current
(a) Trade and other accounts payables	1,761,814	1,408,201
(b) Accrued liabilities	371,758	357,078
Total trade and other accounts payables	2,133,572	1,765,279

(a)     Trade and other accounts payable:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$

Trade creditors	1,409,894	1,176,985
Other accounts payable	351,920	231,216
Total	1,761,814	1,408,201
The details of Trade and other accounts payables are as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$

Maintenance and technical purchases	380,853	293,768
Boarding Fees	268,353	249,291
Aircraft Fuel	220,343	94,878
Airport charges and overflight	157,691	138,901
Handling and ground handling	122,721	133,114
Leases, maintenance and IT services	121,901	100,842
Other personnel expenses	106,277	96,351
Professional services and advisory	77,548	63,756
Services on board	72,902	58,365
Marketing	46,751	51,035
Aircraft Insurance	16,756	12,256
Air companies	9,778	26,371
Crew	20,560	25,936
Agencies sales commissions	15,649	16,899
Others	123,731	46,438
Total trade and other accounts payables	1,761,814	1,408,201

(b) Liabilities accrued:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$

Aircraft and engine maintenance	74,874	129,473
Accrued personnel expenses	86,743	97,733
Accounts payable to personnel (1)	183,153	114,769
Others accrued liabilities	26,988	15,103
Total accrued liabilities	371,758	357,078

(1) Participation in profits and bonuses (Note 22 letter b).